Note 8 - Fixed Assets	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6. FIXED ASSETS

Fixed assets as of June 30, 2016 and September 30, 2015 consist of the following:

	June 30, 2016	September 30, 2015	Estimated Useful Lives
Equipment	$755,000	$539,000	5
Furniture and fixtures	166,000	162,000	5
Leasehold improvements	648,000	598,000	Lesser of useful life or term of lease
Capital leases (primarily composed of computer equipment)	652,000	452,000	5
	2,221,000	1,751,000
Less accumulated depreciation and amortization	(1,384,000)	(1,039,000)
Fixed assets – net	$837,000	$712,000

Depreciation and amortization expense associated with fixed assets for the nine months ended June 30, 2016 and 2015 was $345,000 and $238,000, respectively.

NOTE
8. FIXED ASSETS

Fixed assets as of September 30, 2015 and 2014, respectively, consist of the following:

	September 30,		Estimated Useful
	2015	2014	Lives (in years)
Equipment	$539,000	$339,000	5
Furniture and fixtures	162,000	139,000	5
Leasehold improvements	598,000	566,000	Lesser of useful life or term of lease
Capital Leases (Primarily composed of computer equipment)	452,000	453,000	5
	1,751,000	1,497,000
Less accumulated depreciation and amortization	(1,039,000)	(745,000)
Fixed assets - net	$712,000	$752,000

Depreciation and amortization expense for the years ended September 30, 2015 and 2014 was $294,000 and $381,000 respectively. In the year ended September 30, 2014 , fixed assets with a cost of $5,973,000 which were fully depreciated or amortized and no longer in service were written off.